                              LEADER MUTUAL FUNDS

                             LETTER TO SHAREHOLDERS

August 31, 2000

Dear Shareholders:

We are pleased to provide you with this annual report for the LEADER Mutual Funds. Inside you will find a review of your fund's strategy and performance for the periods ended August 31, 2000.

In addition, we would like to share with you some exciting changes to our fund family.

NEW NAME
On September 1, 2000, the MAGNA Funds will be known as the LEADER Mutual Funds. The same investment professionals associated with MAGNA Funds will continue to manage the LEADER Mutual Funds. Furthermore, the funds' investment objectives will not change. The LEADER Mutual Funds will continue to take a disciplined, long-term approach to investing.

Along with the name change, we are introducing a new share class -- the Institutional share class. As of September 1, 2000, we automatically will convert your existing "A" shares into the new LEADER Funds Institutional share class. The "A" share class soon will be subject to annual 12b-1 marketing fees, but the Institutional share class will not. So, by converting your shares from the "A" class to the Institutional class, we are keeping your account free from 12b-1 fees. The conversion will not affect the investments in your account, and it will not change the fee structure currently associated with your account.

NEW FUNDS
On July 24, 2000, we launched the Tax-Exempt Bond Fund, designed for investors seeking current income that is exempt from federal income tax. The fund generally invests in investment-grade bonds, notes and commercial paper issued by states, cities and other local governments. The fund maintains a weighted average maturity between five and twenty years.

Effective September 1, 2000, we will offer two new money market funds -- the LEADER Tax-Exempt Money Market Fund and the LEADER Treasury Money Market Fund. The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The LEADER Treasury Money Market Fund strives for a high level of current income consistent with stability of principal and liquidity.

If you have any questions about the name change, new share class or new funds, please call us at 1-800-219-4182. We appreciate your ongoing support, and we look forward to continuing to grow and strengthen our mutual fund family and to helping you meet your investment goals.

Sincerely,

Walter B. Grimm

Walter B. Grimm
President

An investment in the fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing the fund. The fund's income may be subject to certain state and local taxes and depending on your tax status, the federal alternative minimum tax.

                          LEADER GROWTH & INCOME FUND

                            PORTFOLIO MANAGER REPORT

        COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER

How has the Fund performed over the past one-year period?

The Fund has a total return of 16.80%, exclusive of sales load for the one-year ended August 31, 2000.(1) This compares with the S&P 500 Index returns of 16.32% for the period.

What is the composition of the portfolio at this time?

The Fund is currently invested in 77 companies, which represent 29 industries. We are broadly diversified with the single largest equity holding at 6.3% of the portfolio while the ten largest positions represent 34.3% of the portfolio as of August 31, 2000.(2)

What comments do you have on the market and Fund performance?

Technology and Healthcare sectors of the Fund continue to provide the core emphasis. The strong dollar has depressed overseas earnings of consumer product companies. The Fed's last decision to hold rates at current levels bolstered market confidence. Consumer prices advanced modestly and fear of rising wages seem overblown as productivity gains continue.

What is your outlook for the next six months?

Concerns over higher oil prices and the impact of a slowing economy on earnings overshadows the near term outlook. With election year rhetoric in full swing, proposals to expand Medicare coverage to prescription drugs will continue to be debated.

The opportunities for long-term growth remain for investors with discipline and patience.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 2000 would have been 12.12%.

(2) Portfolio holdings are subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                      IN THE LEADER GROWTH & INCOME FUND,
                        THE S&P 500 STOCK INDEX AND THE
                       LIPPER GROWTH & INCOME FUND INDEX

                                                    LEADER Growth & Income Fund      S&P 500 Stock Index
8/31/94                                                                    9601                    10000
8/31/95                                                                   10979                    10850
8/31/96                                                                   13041                    11368
8/31/97                                                                   18205                    12233
8/31/98                                                                   19814                    13508
8/31/99                                                                   26495                    13962
8/31/00                                                                   30948                    35654

                                                    Lipper Growth & Income Fund
8/31/94                                                                   10000
8/31/95                                                                   11325
8/31/96                                                                   11623
8/31/97                                                                   12864
8/31/98                                                                   15882
8/31/99                                                                   15885
8/31/00                                                                   25697

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 2000

                                                                                                         Since
                                                                                2000    One    Five    Inception
                                                                                YTD    Year    Year    (8/31/94)
                                                                                --------------------------------
                                                   LEADER Growth &
                                                    Income Fund
                                                     Without sales charge.....  5.53%  16.80%  23.03%    21.54%
                                                     With sales charge*.......  1.30%  12.12%  22.02%    20.72%

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF
                                       FUTURE RESULTS.

The performance of the LEADER
Growth & Income Fund is measured
against the Standard & Poor's 500
Index and the Lipper Growth &
Income Fund Index. The S&P 500 is
generally representative of the
performance of the domestic large
capitalization stock universe.
The index does not reflect the
deduction of expenses associated
with a mutual fund, such as
investment management and fund
accounting fees. However, the
Lipper Growth & Income Fund
Index, a managed index, and the
Fund's performance does reflect
the deduction of fees for these
value-added services. The Fund's
total returns would have been
lower had certain fees not been
waived during the periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

SECTOR WEIGHTINGS*
      AS OF 8/31/00


                         BASIC     CONSUMER                  HEALTH    COMMUNICATIONS   CONSUMER
CAPITAL GOODS          MATERIALS   CYCLICALS   TECHNOLOGY     CARE        SERVICES      STAPLES     ENERGY    TRANSPORTATION
-------------          ---------   ---------   ----------    ------    --------------   --------    ------    --------------
4.4                       4.2         4.1         33.6         14            5.7          6.3        7.4            1.5

                                                              SHORT
                       FINANCIAL               PREFERRED      TERM
CAPITAL GOODS          SERVICES    UTILITIES    STOCKS     INVESTMENTS
-------------          ---------   ---------   ---------   -----------
4.4                       8.4          1          3.8          5.6

* Portfolio composition subject to change. Percentages based upon total investments.

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND

                            PORTFOLIO MANAGER REPORT

      COMMENTS FROM A CONVERSATION WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER

How did the Fund perform over the past one-year period, and during the first eight months of 2000?

The fund provided a total return of 5.86%(1) exclusive of sales loads, for the one year ended August 31, 2000. In comparison, the Lehman Brothers 6-10 Year Government/Corporate Bond Index rose 6.87% and the Lehman Brothers 1-5 Year Government/Corporate Bond Index rose 5.96% for the period.

Through August 31, 2000, the Fund's year-to-date total return, exclusive of sales charges, was 5.64%.(1) During the same period, the Lehman Brothers 6-10 Year Government/Corporate Bond Index rose 6.18%, and the Lehman Brothers 1-5 Year Government/Corporate Bond Index rose 4.75%.

The Fund's one-year return substantially improved from the same period one year earlier. What primarily accounted for the difference between these two periods?

During the calendar year 1999, interest rates rose substantially in the 5-10 year range. The yield on the ten year bond went from 4.97% at month-end August 1998 to 5.98% at month-end August 1999 and 6.44% at December 31, 1999. Because bond values fall as interest rates rise, this rise in rates pushed our total return lower. This year however, the ten year bond yield declined to 5.72% at the end of August. This move pushed prices up quite a bit, hence our positive performance this year. The Fund's holdings are concentrated in the 5-10 year area.

Through all of this volatility, you were able to maintain a high quality portfolio and a relatively generous coupon rate.

Yes. As of August 31, 2000 over 63.6% of the portfolio was invested in Federal Agency Bonds and U.S. Treasury Notes with the remainder in high quality corporate bonds and short-term money market instruments. The Fund's dominant credit rating was AAA and the Fund owns nothing below an A rating. As of August 31, 2000 the average portfolio coupon rate was almost 6.64%.(2)

How have you positioned the Fund for the coming year?

An essential part of our strategy is to maintain a "ladder" with bond maturities spread over several years. This helps us to lessen the impact of interest rate fluctuations on the value of the portfolio and ensures that some bonds mature each year. We continue the "ladder" strategy and recently have been extending the length slightly by purchasing some bonds with maturities of 10 to 14 years maturity, modestly increasing the Fund's average life and duration. This action reflects our view that interest rates should decline in the months ahead.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 2000 would have been 1.64%, and the total return for the 2000 year-to-date-period (through August 31, 2000) would have been 1.44%.

(2) The interest rate stated on the face of a bond represents the percentage of interest to be paid by the issuer on the face value of the bond. The composition of the Fund's holding is subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                IN THE LEADER INTERMEDIATE GOVERNMENT BOND FUND,
        THE LEHMAN BROTHERS 1-5-YEAR GOVERNMENT/CORPORATE BOND INDEX AND
         THE LEHMAN BROTHERS 6-10-YEAR GOVERNMENT/CORPORATE BOND INDEX

                                                                            LEHMAN BROTHERS 1-5 YEAR    LEHMAN BROTHERS 6-10 YEAR
                                                   LEADER INTERMEDIATE        GOVERNMENT/CORPORATE        GOVERNMENT/CORPORATE
                                                  GOVERNMENT BOND FUND             BOND INDEX                  BOND INDEX
                                                  --------------------      ------------------------    -------------------------
8/31/94                                                    9601                       10000                       10000
8/31/95                                                   10398                       10833                       11243
8/31/96                                                   10760                       11368                       11623
8/31/97                                                   11620                       12246                       12856
8/31/98                                                   12704                       13266                       14277
8/31/99                                                   12454                       13670                       14280
8/31/00                                                   13183                       14485                       15261

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 2000

                                                                                                          Since
                                                                                 2000     One    Five   Inception
                                                                                  YTD    Year    Year   (8/31/94)
                                                                                 --------------------------------
                                                   LEADER Intermediate
                                                    Government Bond Fund
                                                     Without sales charge......   5.64%   5.86%  4.86%    5.43%
                                                     With sales charge*........   1.44%   1.64%  4.01%    4.71%

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF
                                       FUTURE RESULTS.

The performance of the LEADER
Intermediate Government Bond Fund
is measured against the Lehman
Brothers 1-5-Year
Government/Corporate Bond Index
and the Lehman Brothers 6-10-Year
Government/Corporate Bond Index;
the two indices are unmanaged and
generally represent a range of
1-5 and 6-10-year maturities.
These indices do not reflect the
deduction of fees associated with
a mutual fund, such as investment
management and fund accounting
fees. The Fund's performance
reflects the deduction of fees
for these value-added services.
The Fund's total returns would
have been lower had certain fees
not been waived during the
periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

PORTFOLIO COMPOSITION*
       AS OF 8/31/00

SHORT TERM INVESTMENTS                              CORPORATE BONDS        U.S. GOVERNMENT SECURITIES       FEDERAL AGENCIES
----------------------                              ---------------        --------------------------       ----------------
3                                                        32.8                         0.4                         63.8

* Portfolio composition subject to change. Percentages based upon total investments.

                          LEADER TAX-EXEMPT BOND FUND

                            PORTFOLIO MANAGER REPORT

          COMMENTS FROM DISCUSSIONS WITH LUCY KASSON, PORTFOLIO MANAGER

How did the LEADER Tax-Exempt Bond Fund perform during the period?

The Leader Tax-Exempt Bond Fund's inception date was July 24, 2000. As of August 31, 2000, the Fund's 30-day effective yield was 4.27%, and the 7-day effective yield was 4.35%.

What is the Fund's investment approach?

The Fund's investment approach strives to maintain consistent returns without a lot of price volatility. The Fund is 100% invested in high-grade municipal securities. We will continue to ease into the market over time, keeping credit quality high while using a so-called laddered portfolio structure.

What is the Fund's current strategy?

Our strategy includes staying away from problem situations, such as those in the disfavored health care sector. Our investment strategy was to buy good quality, attractively structured national market names. On the sell side we selectively sold securities when they were attractively priced.
                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 2000

                                                                                                     Since
                                                                                                   Inception
                                                                                                   (7/24/00)
                                                                                                   ---------
                                                   LEADER Tax-Exempt Bond Fund
                                                     Without sales charge........................    1.16%
                                                     With sales charge*..........................   (2.92%)

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF
                                       FUTURE RESULTS.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

PORTFOLIO COMPOSITION*
       AS OF 8/31/00

SHORT TERM INVESTMENTS                                                    REVENUE                       GENERAL OBLIGATION
----------------------                                                    -------                       ------------------
7.9                                                                         48.1                                44

* Portfolio composition subject to change. Percentages based upon total investments.

                            LEADER MONEY MARKET FUND

                            PORTFOLIO MANAGER REPORT

          COMMENTS FROM DISCUSSIONS WITH LUCY KASSON, PORTFOLIO MANAGER

How did the LEADER Money Market Fund perform during the period?

As of August 31, 2000, the effective 7-day yield for the LEADER Money Market Fund was 6.32%.(1) In contrast, the effective 7-day yield of Tier One money market funds as measured by iMoneyNet, Inc. was 6.18%. iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) is a research firm that tracks the performance of money market funds.

What type of securities constituted the largest holdings?

The Fund was positioned to include U.S. government securities and agency securities, followed by top-rated commercial paper, and bank and corporate obligations.

What is the Fund's investment approach?

The investment strategy is to create a diversified portfolio of money market instruments that presents minimal credit risks according to our criteria. Securities are purchased that meet safety and liquidity guidelines.

---------------

(1) The 7-day current yield as of August 31, 2000 was 6.13%. An investment in the fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                                               MARKET
                    SECURITY DESCRIPTION                        SHARES         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (92.2%)
  AIR TRAVEL -- (0.6%)
     Delta Air Lines........................................      20,000    $    990,000
                                                                            ------------
  ALUMINUM -- (1.1%)
     Aluminum Company of America............................      60,000       1,995,000
                                                                            ------------
  AUTOMOBILES & TRUCKS -- (1.2%)
     Ford Motor Company.....................................      87,400       2,113,988
                                                                            ------------
  BREWERY -- (1.6%)
     Anheuser-Busch Companies...............................      35,000       2,758,438
                                                                            ------------
  CHEMICALS -- (1.0%)
     Dow Chemical...........................................      70,000       1,833,125
                                                                            ------------
  CLOTHING -- (0.7%)
     TJX Companies..........................................      70,000       1,316,875
                                                                            ------------
  COMPUTER SOFTWARE -- (3.8%)
     Computer Sciences Corporation*.........................      40,000       3,162,500
     Microsoft*.............................................      50,800       3,546,475
                                                                            ------------
                                                                               6,708,975
                                                                            ------------
  COMPUTERS & BUSINESS EQUIPMENT -- (15.6%)
     Cisco Systems*.........................................     115,000       7,877,500
     Dell Computer*.........................................      80,000       3,490,000
     Gateway*...............................................      40,000       2,724,000
     Hewlett-Packard........................................      20,000       2,415,000
     Sun Microsystems*......................................      90,000      11,424,374
                                                                            ------------
                                                                              27,930,874
                                                                            ------------
  DIVERSIFIED OPERATIONS -- (3.5%)
     General Electric.......................................     105,000       6,162,188
                                                                            ------------
  DRUGS & HEALTHCARE -- (13.4%)
     Amgen*.................................................      80,000       6,065,000
     Bristol-Myers Squibb...................................      40,000       2,120,000
     Johnson & Johnson......................................      20,000       1,838,750
     Lilly (Eli) & Company..................................      29,000       2,117,000
     Merck & Company........................................      25,200       1,760,850

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                                               MARKET
                    SECURITY DESCRIPTION                        SHARES         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED)
  DRUGS & HEALTHCARE -- (CONTINUED)
     Pfizer.................................................     181,000    $  7,828,249
     Pharmacia..............................................      35,000       2,049,688
                                                                            ------------
                                                                              23,779,537
                                                                            ------------
  ELECTRONIC COMPONENTS -- (6.9%)
     Applied Materials*.....................................      40,000       3,452,500
     Intel..................................................      80,000       5,990,000
     Texas Instruments......................................      42,400       2,838,150
                                                                            ------------
                                                                              12,280,650
                                                                            ------------
  FINANCE & BANKING -- (5.2%)
     Bank of America........................................      25,000       1,339,063
     Bank One...............................................      33,200       1,170,300
     Chase Manhattan........................................      45,000       2,514,374
     First Union............................................      30,000         868,125
     Mellon Financial.......................................      36,600       1,656,150
     SouthTrust.............................................      27,500         775,156
     Wells Fargo............................................      22,200         958,763
                                                                            ------------
                                                                               9,281,931
                                                                            ------------
  FINANCIAL SERVICES -- (3.4%)
     Citigroup..............................................      43,333       2,529,583
     Fannie Mae.............................................      40,000       2,150,000
     Hartford Financial Services Group......................      20,000       1,332,500
                                                                            ------------
                                                                               6,012,083
                                                                            ------------
  FOOD & BEVERAGES -- (1.0%)
     Coca-Cola..............................................      16,000         842,000
     PepsiCo................................................      20,600         878,075
                                                                            ------------
                                                                               1,720,075
                                                                            ------------
  HOUSEHOLD PRODUCTS -- (0.8%)
     Procter & Gamble.......................................      22,000       1,359,875
                                                                            ------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                                               MARKET
                    SECURITY DESCRIPTION                        SHARES         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED)
  INTERNATIONAL OIL -- (6.0%)
     BP Amoco PLC - ADR.....................................      49,200    $  2,718,300
     Exxon Mobil............................................      69,868       5,702,976
     Texaco.................................................      42,000       2,163,000
                                                                            ------------
                                                                              10,584,276
                                                                            ------------
  MEDICAL INSTRUMENTS -- (1.7%)
     Medtronic..............................................      60,000       3,075,000
                                                                            ------------
  MULTIMEDIA -- (2.2%)
     Time Warner............................................      46,600       3,984,300
                                                                            ------------
  OIL & GAS -- (1.5%)
     Conoco, Class B........................................      79,847       2,086,002
     Ultramar Diamond Shamrock..............................      25,000         585,938
                                                                            ------------
                                                                               2,671,940
                                                                            ------------
  PAPER -- (2.2%)
     Boise Cascade..........................................      20,000         597,500
     Georgia-Pacific Group..................................      70,000       1,872,500
     Kimberly-Clark.........................................      25,000       1,462,500
                                                                            ------------
                                                                               3,932,500
                                                                            ------------
  RAILROADS -- (0.3%)
     Burlington Northern Santa Fe...........................      23,800         532,525
                                                                            ------------
  RESTAURANTS -- (0.5%)
     McDonald's.............................................      29,400         878,325
                                                                            ------------
  RETAIL -- (2.0%)
     Best Buy*..............................................      20,000       1,235,000
     Lowe's.................................................      10,000         448,125
     Wal-Mart Stores........................................      40,000       1,897,500
                                                                            ------------
                                                                               3,580,625
                                                                            ------------
  TELECOMMUNICATION EQUIPMENT -- (7.9%)
     Corning................................................       9,000       2,951,438
     General Motors, Class H................................      60,000       1,987,500
     Lucent Technologies....................................      50,000       2,090,625

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                                               MARKET
                    SECURITY DESCRIPTION                        SHARES         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED)
  TELECOMMUNICATION EQUIPMENT -- (CONTINUED)
     Nokia Oyj - ADR........................................      62,000    $  2,774,500
     Nortel Networks........................................      30,000       2,446,875
     Tellabs*...............................................      30,000       1,685,625
                                                                            ------------
                                                                              13,936,563
                                                                            ------------
  TELECOMMUNICATIONS -- (5.1%)
     Qwest Communications International*....................      45,826       2,365,767
     Sprint.................................................      50,000       1,675,000
     Sprint (PCS)*..........................................      40,000       2,000,000
     Verizon Communications.................................      35,990       1,570,064
     WorldCom*..............................................      37,500       1,368,750
                                                                            ------------
                                                                               8,979,581
                                                                            ------------
  TOBACCO -- (0.8%)
     Philip Morris Companies................................      50,000       1,481,250
                                                                            ------------
  TRANSPORTATION & SHIPPING -- (0.6%)
     United Parcel Service - Class B........................      20,000       1,108,750
                                                                            ------------
  UTILITIES -- ELECTRIC -- (0.9%)
     GPU....................................................      25,000         765,625
     Xcel Energy............................................      31,000         778,875
                                                                            ------------
                                                                               1,544,500
                                                                            ------------
  UTILITIES -- TELEPHONE -- (0.7%)
     SBC Communications.....................................      29,200       1,219,100
                                                                            ------------
TOTAL COMMON STOCKS -- (Cost $88,191,076)...................                 163,752,849
                                                                            ------------
PREFERRED STOCKS -- (3.9%)
  BANKING -- (0.4%)
     Harris Preferred Capital, Series A.....................      30,000         676,875
                                                                            ------------
  FINANCIAL SERVICES -- (1.6%)
     AT&T Capital...........................................      40,000         997,500
     MediaOne Financial Trust...............................      40,000       1,015,000
     Merrill Lynch Capital Trust............................      40,000         915,000
                                                                            ------------
                                                                               2,927,500
                                                                            ------------

                                   continued

                          LEADER GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                                SHARES
                                                                  OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
PREFERRED STOCKS -- (CONTINUED)
  INSURANCE -- (0.4%)
     Allstate...............................................      35,000    $    780,938
                                                                            ------------
  OIL & GAS -- (0.3%)
     UDS Capital, Series I..................................      20,000         462,500
                                                                            ------------
  TELECOMMUNICATIONS -- (0.5%)
     Motorola Capital Trust.................................      40,000         872,500
                                                                            ------------
  UTILITIES -- (0.7%)
     Duke Energy Capital Trust..............................      30,000         678,750
     KCPL Financing, Series I...............................      20,000         490,000
                                                                            ------------
                                                                               1,168,750
                                                                            ------------
TOTAL PREFERRED STOCKS -- (Cost $7,375,000).................                   6,889,063
                                                                            ------------
SHORT TERM INVESTMENTS -- (5.7%)
  MUTUAL FUND -- (2.9%)
     LEADER Money Market Fund...............................   5,107,333       5,107,333
                                                                            ------------
  REPURCHASE AGREEMENT -- (2.8%)
     Fifth Third Bank,
       6.56%, maturing 9/1/2000 (Collateralized by
          $5,034,843 Fannie Mae, 7.50%, 5/1/2012, Market
          Value -- $5,054,887)..............................  $4,955,772       4,955,772
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $10,063,105)..........                  10,063,105
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $105,629,181) (a) -- 101.8%......                 180,705,017
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.8)%.............                  (3,177,053)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%..................................                $177,527,964
                                                                            ============

---------------

Percentages indicated are based on net assets of $177,527,964.

(a) Cost for federal income tax and financial reporting is the same.

* Represents non-income producing securities.

ADR -- American Depositary Receipt

                       See notes to financial statements.

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (32.6%)
  COMPUTERS -- (0.7%)
     Electronic Data Systems
       6.85%, 10/15/2004....................................  $  500,000    $    494,115
     IBM
       5.40%, 1/26/2009.....................................     500,000         445,895
                                                                            ------------
                                                                                 940,010
                                                                            ------------
  FINANCE & BANKING -- (18.0%)
     American General
       6.75%, 6/15/2005.....................................     500,000         486,405
     Bear Stearns Companies
       7.00%, 3/1/2007......................................   1,000,000         962,710
     Chase Manhattan
       7.125%, 2/1/2007.....................................     500,000         494,575
     Citigroup
       6.20%, 3/15/2009.....................................     500,000         468,870
     Ford Capital BV
       9.375%, 5/15/2001....................................     380,000         384,195
     Ford Motor Credit
       6.125%, 4/28/2003....................................   1,750,000       1,701,613
     General Electric Capital
       5.89%, 5/11/2001.....................................     750,000         744,278
     General Motors Acceptance Corporation
       6.125%, 11/15/2008...................................   1,000,000         916,270
     Goldman Sachs Group
       7.35%, 10/1/2009.....................................     500,000         492,865
       7.80%, 1/28/2010.....................................   2,000,000       2,025,843
     Inter-American Development Bank
       6.00%, 5/13/2009.....................................     500,000         475,360
     International Bank for Reconstruction & Development
       7.00%, 1/27/2005.....................................   2,000,000       2,022,820
     Merrill Lynch & Company
       8.00%, 2/1/2002......................................     325,000         328,487
       6.07%, 4/6/2004......................................     750,000         721,133
       8.00%, 6/1/2007......................................     500,000         515,835

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (CONTINUED)
  FINANCE & BANKING -- (CONTINUED)
     Morgan Stanley Dean Witter
       6.75%, 10/15/2013....................................  $1,000,000    $    923,190
     National City Bank of Kentucky
       6.30%, 2/15/2011.....................................   1,000,000         888,310
     NationsBank
       6.375%, 2/15/2008....................................   1,000,000         931,870
       6.60%, 5/15/2010.....................................   1,000,000         929,610
       7.04%, 8/15/2012.....................................     500,000         477,485
     Northern Trust
       7.10%, 8/1/2009......................................   1,500,000       1,467,165
     Norwest Financial
       7.20%, 5/1/2007......................................   1,000,000         990,070
     Salomon Smith Barney Holdings
       7.30%, 8/1/2013......................................   1,000,000         966,580
     St. Paul Companies
       7.29%, 8/28/2007.....................................     500,000         512,495
     Swiss Bank of New York
       7.00%, 10/15/2015....................................   1,000,000         940,904
     Union Bank Switzerland - NY
       7.25%, 7/15/2006.....................................   1,000,000         989,810
     Wachovia
       6.375%, 2/1/2009.....................................   1,000,000         928,420
                                                                            ------------
                                                                              23,687,168
                                                                            ------------
  FOOD & BEVERAGES -- (0.6%)
     General Foods
       6.00%, 6/15/2001.....................................     750,000         739,890
                                                                            ------------
  INDUSTRIALS -- (3.4%)
     Boeing
       8.10%, 11/15/2006....................................     500,000         525,090
     Dupont
       8.125%, 3/15/2004....................................     765,000         794,620
     Ford Motor Company
       9.00%, 9/15/2001.....................................     280,000         284,553
       9.50%, 9/15/2011.....................................     230,000         260,144

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (CONTINUED)
  INDUSTRIALS -- (CONTINUED)
     Loews Corporation
       6.75%, 12/15/2006....................................  $  500,000    $    465,290
     Monsanto Company
       8.75%, 5/15/2001.....................................     200,000         202,332
     Philip Morris Companies
       8.75%, 6/1/2001......................................     250,000         250,193
       7.50%, 1/15/2002.....................................     360,000         355,183
       7.25%, 1/15/2003.....................................     700,000         682,493
     R.R. Donnelley & Sons
       7.00%, 1/1/2003......................................     700,000         693,861
                                                                            ------------
                                                                               4,513,759
                                                                            ------------
  RESTAURANTS -- (1.4%)
     McDonald's
       5.35%, 9/15/2008.....................................   2,000,000       1,789,200
                                                                            ------------
  RETAIL -- (0.4%)
     Wal-Mart Stores
       6.875%, 8/10/2009....................................     500,000         495,245
                                                                            ------------
  TRANSPORTATION -- (0.2%)
     Norfolk & Southern Railway
       7.75%, 8/15/2005.....................................     225,000         226,179
                                                                            ------------
  UTILITIES -- (7.9%)
     Alabama Power
       5.375%, 10/1/2008....................................   1,000,000         871,627
     AT&T
       7.125%, 1/15/2002....................................     960,000         959,693
       5.625%, 3/15/2004....................................   1,000,000         944,360
     Baltimore Gas & Electric
       6.125%, 7/1/2003.....................................     311,000         303,455
     Bellsouth Cap Funding
       7.75%, 2/15/2010.....................................   1,000,000       1,011,188
     Carolina Telephone & Telegraph
       7.25%, 12/15/2004....................................   1,000,000         998,250

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (CONTINUED)
  UTILITIES -- (CONTINUED)
     Entergy Louisiana
       6.50%, 3/1/2008......................................  $  500,000    $    470,190
     Florida Power and Light
       5.875%, 4/1/2009.....................................     500,000         443,800
     National Rural Utilities
       7.30%, 9/15/2006.....................................   1,000,000       1,002,550
       7.20%, 10/1/2015.....................................   1,950,000       1,891,071
     Northern Telecom
       8.75%, 6/12/2001.....................................     430,000         435,087
     Pacific Bell
       7.25%, 7/1/2002......................................   1,000,000       1,003,650
                                                                            ------------
                                                                              10,334,921
                                                                            ------------
TOTAL CORPORATE BONDS -- (Cost $43,866,672).................                  42,726,372
                                                                            ------------
GOVERNMENT AND AGENCY BONDS -- (63.6%)
  FEDERAL AGENCIES -- (61.1%)
     FANNIE MAE -- (21.1%)
       6.18%, 3/15/2001.....................................     510,000         508,471
       6.50%, 8/15/2004.....................................     250,000         247,515
       6.83%, 10/10/2007....................................     500,000         480,935
       6.27%, 2/13/2008.....................................   1,000,000         943,440
       6.14%, 9/2/2008......................................   1,000,000         935,000
       6.00%, 12/18/2008....................................   1,000,000         922,660
       6.03%, 2/2/2009......................................   1,000,000         925,780
       7.00%, 12/5/2011.....................................   1,000,000         975,170
       7.00%, 3/1/2012......................................     936,181         927,989
       7.00%, 4/1/2012......................................   1,209,084       1,198,504
       7.00%, 8/14/2012.....................................   1,500,000       1,429,680
       7.00%, 8/27/2012.....................................   1,500,000       1,440,705
       6.875%, 9/10/2012....................................     500,000         487,847
       7.00%, 10/29/2012....................................     500,000         474,530
       6.26%, 11/26/2012....................................   1,000,000         942,256
       6.50%, 12/1/2012.....................................   1,163,887       1,135,314
       6.50%, 1/1/2013......................................   1,557,972       1,519,724
       7.00%, 3/4/2013......................................   1,000,000         943,910

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     FANNIE MAE -- (CONTINUED)
       6.00%, 7/1/2013......................................  $  589,362    $    564,668
       6.25%, 2/18/2014.....................................   2,000,000       1,811,560
       6.37%, 2/25/2014.....................................   2,000,000       1,825,940
       6.00%, 3/1/2014......................................     884,890         846,017
       6.50%, 6/1/2014......................................     855,305         834,307
       7.00%, 6/1/2014......................................     673,395         666,008
       7.00%, 12/12/2016....................................   1,000,000         947,788
       6.75%, 8/25/2021.....................................     920,000         900,156
       7.05%, 4/25/2022.....................................     925,000         906,204
       7.50%, 1/1/2030......................................   1,989,106       1,976,096
                                                                            ------------
                                                                              27,718,174
                                                                            ------------
     FEDERAL FARM CREDIT BANK -- (3.5%)
       6.20%, 11/30/2009....................................   1,000,000         945,620
       6.01%, 6/16/2010.....................................   2,000,000       1,846,880
       6.125%, 1/22/2013....................................   1,000,000         892,660
       6.27%, 1/26/2016.....................................   1,000,000         917,810
                                                                            ------------
                                                                               4,602,970
                                                                            ------------
     FEDERAL HOME LOAN BANK -- (21.4%)
       6.00%, 1/24/2001.....................................   1,500,000       1,495,398
       5.935%, 7/2/2001.....................................     500,000         496,713
       5.875%, 8/15/2001....................................     500,000         496,070
       5.125%, 2/26/2002....................................   1,500,000       1,467,128
       6.00%, 8/15/2002.....................................     250,000         246,718
       6.25%, 11/15/2002....................................   1,000,000         990,887
       5.50%, 1/21/2003.....................................     500,000         486,889
       6.75%, 4/5/2004......................................     500,000         499,505
       6.47%, 6/30/2004.....................................     500,000         494,667
       6.25%, 8/13/2004.....................................     500,000         490,763
       7.125%, 2/15/2005....................................   2,000,000       2,025,753
       6.75%, 4/10/2006.....................................     500,000         498,936
       6.375%, 8/15/2006....................................     250,000         244,853
       7.325%, 5/30/2007....................................   1,000,000       1,027,340
       6.12%, 8/26/2008.....................................     500,000         467,345

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     FEDERAL HOME LOAN BANK -- (CONTINUED)
       5.655%, 12/18/2008...................................  $  500,000    $    454,845
       6.795%, 6/30/2009....................................   1,000,000         991,455
       7.375%, 2/12/2010....................................   1,000,000       1,029,220
       7.01%, 12/4/2012.....................................   1,000,000         946,090
       6.125%, 1/9/2013.....................................   2,000,000       1,839,380
       6.00%, 9/1/2013......................................     823,154         789,051
       6.73%, 9/17/2013.....................................   1,000,000         931,560
       5.83%, 9/30/2013.....................................   1,000,000         893,280
       6.10%, 2/19/2014.....................................   1,000,000         893,750
       6.045%, 5/12/2014....................................   1,000,000         907,970
       6.625%, 6/30/2014....................................   1,000,000         971,560
       8.00%, 8/19/2014.....................................   1,000,000         978,120
       7.10%, 8/27/2014.....................................   2,000,000       2,017,829
       8.00%, 9/3/2014......................................   1,000,000         987,850
       7.375%, 2/13/2015....................................   2,000,000       2,067,179
                                                                            ------------
                                                                              28,128,104
                                                                            ------------
     FREDDIE MAC -- (13.0%)
       6.745%, 8/1/2001.....................................     450,000         449,998
       7.50%, 1/1/2007......................................       9,715           9,730
       7.10%, 4/10/2007.....................................   2,000,000       2,031,595
       7.14%, 12/15/2007....................................   1,000,000       1,047,640
       6.50%, 5/1/2008......................................      49,362          48,593
       7.00%, 3/15/2010.....................................   1,000,000       1,006,970
       6.00%, 11/1/2010.....................................     126,720         122,856
       6.135%, 2/15/2011....................................   1,000,000         928,910
       6.77%, 3/21/2011.....................................   1,000,000         969,800
       6.125%, 7/28/2011....................................   1,000,000         912,190
       6.71%, 12/5/2011.....................................   2,000,000       1,918,440
       7.27%, 2/6/2012......................................   1,000,000         994,060
       7.49%, 4/16/2012.....................................   1,000,000       1,007,970
       6.00%, 9/1/2013......................................     858,517         822,949
       6.00%, 10/1/2013.....................................     832,414         797,927
       7.09%, 11/22/2016....................................     500,000         478,515

                                   continued

                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     FREDDIE MAC -- (CONTINUED)
       7.00%, 1/15/2023.....................................  $1,000,000    $    947,810
       7.00%, 12/15/2023....................................     546,000         536,101
       6.50%, 2/15/2024.....................................      37,725          37,407
       8.00%, 5/1/2030......................................   1,995,504       2,016,317
                                                                            ------------
                                                                              17,085,778
                                                                            ------------
     GINNIE MAE -- (2.1%)
       7.50%, 6/20/2029.....................................   1,742,968       1,735,108
       7.50%, 10/20/2029....................................     968,557         964,189
                                                                            ------------
                                                                               2,699,297
                                                                            ------------
                                                                              80,234,323
                                                                            ------------
  U.S. GOVERNMENT SECURITIES -- (2.5%)
     TENNESSEE VALLEY AUTHORITY -- (2.1%)
       6.00%, 3/15/2013.....................................   3,000,000       2,755,770
                                                                            ------------
     UNITED STATES TREASURY NOTES -- (0.4%)
       6.50%, 10/15/2006....................................     500,000         512,185
                                                                            ------------
                                                                               3,267,955
                                                                            ------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $86,015,529).....                  83,502,278
                                                                            ------------
SHORT TERM INVESTMENTS -- (3.0%)
  REPURCHASE AGREEMENT -- (3.0%)
     Fifth Third Bank
       6.56%, maturing 9/1/2000 (Collateralized by
          $3,938,763 Fannie Mae, 7.50%, 5/1/2012, Market
          Value -- $3,954,444)..............................   3,876,906       3,876,906
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $3,876,906)...........                   3,876,906
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $133,759,107) (a) -- 99.2%.......                 130,105,556
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%...............                     995,174
                                                                            ------------
TOTAL NET ASSETS -- 100.0%..................................                $131,100,730
                                                                            ============

---------------

Percentages indicated are based on net assets of $131,100,730.

(a) Cost for federal income tax and financial reporting is the same.

                       See notes to financial statements.

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL       MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
MUNICIPAL BONDS -- (95.4%)
  ALASKA -- (4.6%)
     Anchorage Alaska, General Obligation Series A, 5.625%,
      9/1/2016..............................................  $1,000,000    $ 1,022,550
                                                                            -----------
  COLORADO -- (4.9%)
     Denver Colorado City & County Airport, Revenue Series
      E, 6.00%, 11/15/2011..................................   1,000,000      1,088,496
                                                                            -----------
  FLORIDA -- (4.2%)
     Orange County Florida Water Utilities Systems, Revenue
      4.75%, 10/1/2014......................................     500,000        477,725
     Reedy Creek Improvement Florida, General Obligation
      Series A, 4.75%, 6/1/2017.............................     500,000        460,455
                                                                            -----------
                                                                                938,180
                                                                            -----------
  ILLINOIS -- (5.3%)
     Cook County Illinois Community College, Revenue Series
      C, 7.70%, 12/1/2007...................................   1,000,000      1,182,412
                                                                            -----------
  LOUISIANA -- (4.7%)
     Louisiana State, General Obligation Series B, 5.50%,
      4/15/2006.............................................   1,000,000      1,043,990
                                                                            -----------
  NEBRASKA -- (5.0%)
     Omaha Public Power, Revenue Series B, 6.15%,
      2/1/2012..............................................   1,000,000      1,107,339
                                                                            -----------
  NEVADA -- (8.1%)
     Henderson Nevada, General Obligation Series B, 4.75%,
      6/1/2006..............................................   1,000,000      1,003,750
     Nevada State, General Obligation
       6.50%, 12/1/2011.....................................     750,000        802,628
                                                                            -----------
                                                                              1,806,378
                                                                            -----------
  NORTH CAROLINA -- (4.4%)
     North Carolina Medical Care Commission Health Care
      Facilities, Revenue Series A, 4.25%, 10/1/2004........   1,000,000        979,570
                                                                            -----------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL       MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
MUNICIPAL BONDS -- (CONTINUED)
  OHIO -- (4.6%)
     Ohio State Public Facilities Community, Revenue Series
      II-A, 5.20%, 5/1/2007.................................  $1,000,000    $ 1,024,810
                                                                            -----------
  OREGON -- (2.3%)
     Salem-Keizer Oregon School District, General Obligation
      5.10%, 6/1/2012.......................................     500,000        505,695
                                                                            -----------
  SOUTH DAKOTA -- (4.5%)
     Heartland Consumers Power District, Revenue 6.375%,
      1/1/2016..............................................     905,000        997,201
                                                                            -----------
  TENNESSEE -- (11.5%)
     Cleveland Tennessee, General Obligation
       5.00%, 9/1/2010......................................     500,000        504,690
     Jackson Tennessee Hospital, Revenue
       5.50%, 4/1/2010......................................     500,000        514,115
     Memphis Tennessee, General Obligation
       5.10%, 11/1/2008.....................................   1,000,000      1,024,850
     Nashville & Davidson County H & E Facilities, Revenue
      Series A, 6.00%, 10/1/2022............................     500,000        509,895
                                                                            -----------
                                                                              2,553,550
                                                                            -----------
  TEXAS -- (20.4%)
     Austin Texas, General Obligation
       4.75%, 9/1/2014......................................   1,000,000        938,150
     Brownsville Texas Utility Systems, Revenue 7.375%,
      1/1/2010..............................................     625,000        701,050
     El Paso Texas, General Obligation Series A, 5.50%,
      8/15/2009.............................................   1,000,000      1,037,910
     Hunt County Texas, General Obligation
       4.85%, 3/1/2014......................................     500,000        476,170
     San Antonio Texas Water, Revenue
       6.40%, 5/15/2006.....................................     825,000        864,938
     Travis County Texas, General Obligation
       4.625%, 3/1/2012.....................................     550,000        531,674
                                                                            -----------
                                                                              4,549,892
                                                                            -----------

                                   continued

                          LEADER TAX-EXEMPT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL       MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
MUNICIPAL BONDS -- (CONTINUED)
  WASHINGTON -- (10.9%)
     Washington State Public Power Supply System Nuclear
      Project No. 1, Revenue Series B, 7.25%, 7/1/2009......  $  500,000    $   574,775
     Washington State Public Power Supply System Nuclear
      Project No. 2, Revenue Series A, 6.00%, 7/1/2007......   1,000,000      1,067,810
     Washington State, General Obligation Series B, 5.50%,
      5/1/2009..............................................     750,000        791,115
                                                                            -----------
                                                                              2,433,700
                                                                            -----------
TOTAL MUNICIPAL BONDS -- (Cost $20,778,441).................                 21,233,763
                                                                            -----------
SHORT TERM INVESTMENTS -- (8.2%)
  REPURCHASE AGREEMENT -- (8.2%)
       Fifth Third Bank
          6.56%, maturing 9/1/2000 (Collateralized by
             $1,932,266 Freddie Mac, 6.122%, 8/1/2029,
             Market Value -- $1,858,179)....................   1,821,744      1,821,744
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $1,821,744)...........                  1,821,744
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $22,600,185) (a) -- 103.6%.......                 23,055,507
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.6)%.............                   (794,631)
                                                                            -----------
TOTAL NET ASSETS -- 100.0%..................................                $22,260,876
                                                                            ===========

---------------

Percentages indicated are based on net assets of $22,260,876.

(a) Cost for federal income tax and financial reporting is the same.

                       See notes to financial statements.

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMERCIAL PAPER -- (36.6%)
  FINANCE & BANKING -- (2.0%)
     Vehicle Services America
       0.00%, 9/14/2000.....................................  $5,600,000    $  5,586,835
                                                                            ------------
  INDUSTRIALS -- (3.6%)
     CSN
       0.00%, 9/13/2000.....................................  10,000,000       9,978,300
                                                                            ------------
  INSURANCE -- (7.1%)
     Massachusetts Mutual Life Insurance
       0.00%, 9/19/2000.....................................  10,000,000       9,967,501
     Oil Insurance
       0.00%, 9/15/2000.....................................   9,500,000       9,475,691
                                                                            ------------
                                                                              19,443,192
                                                                            ------------
  OFFICE SUPPLIES -- (3.6%)
     Avery Denison
       0.00%, 9/1/2000......................................  10,000,000      10,000,000
                                                                            ------------
  PETROLEUM REFINING -- (4.9%)
     Deer Park
       6.645%, 9/1/2000.....................................  13,500,000      13,500,000
                                                                            ------------
  RETAIL -- (5.2%)
     Estee Lauder
       0.00%, 9/5/2000......................................   4,500,000       4,496,760
     The Gap
       0.00%, 9/12/2000.....................................  10,000,000       9,980,013
                                                                            ------------
                                                                              14,476,773
                                                                            ------------
  TELECOMMUNICATIONS -- (1.9%)
     Lucent Technologies
       0.00%, 9/28/2000.....................................   5,300,000       5,274,242
                                                                            ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMERCIAL PAPER -- (CONTINUED)
  UTILITIES -- (5.8%)
     AT&T
       6.75%, 7/13/2001.....................................  $5,000,000    $  4,999,999
     Jersey Central Power & Light
       0.00%, 9/6/2000......................................   4,000,000       3,996,306
       0.00%, 9/7/2000......................................   3,300,000       3,296,233
       0.00%, 9/8/2000......................................   3,650,000       3,645,174
                                                                            ------------
                                                                              15,937,712
                                                                            ------------
  WATER TRANSPORTATION -- (2.5%)
     Port Arthur
       6.65%, 9/28/2000.....................................   7,000,000       7,000,000
                                                                            ------------
TOTAL COMMERCIAL PAPER -- (Cost $101,197,054)...............                 101,197,054
                                                                            ------------
CORPORATE BONDS -- (12.5%)
  FINANCE & BANKING -- (11.1%)
     Associates Corporation
       6.70%, 5/29/2001.....................................   2,000,000       1,998,125
       *6.77%, 6/26/2001....................................   5,000,000       5,000,000
     Chase Manhattan
       10.125%, 11/1/2000...................................   1,000,000       1,004,890
     General Motors Acceptance Corporation
       6.375%, 9/19/2000....................................     500,000         499,961
       5.33%, 10/20/2000....................................   5,000,000       4,990,527
       7.125%, 5/1/2001.....................................   5,000,000       5,007,809
     International Lease Finance
       6.78%, 9/5/2001......................................   5,000,000       4,995,900
     Merrill Lynch
       *6.60%, 4/18/2001....................................   5,000,000       5,000,000
     Morgan Stanley Dean Witter
       5.97%, 2/8/2001......................................   1,000,000         995,571
     Salomon Smith Barney Holdings
       5.875%, 2/1/2001.....................................   1,000,000         994,471
                                                                            ------------
                                                                              30,487,254
                                                                            ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
CORPORATE BONDS -- (CONTINUED)
  RETAIL -- (1.4%)
     Wal-Mart Stores
       6.15%, 8/10/2001.....................................  $4,000,000    $  3,976,247
                                                                            ------------
TOTAL CORPORATE BONDS -- (Cost $34,463,501).................                  34,463,501
                                                                            ------------
GOVERNMENT AND AGENCY BONDS -- (34.7%)
  FEDERAL AGENCIES -- (32.5%)
     FANNIE MAE -- (8.2%)
       5.31%, 9/15/2000.....................................     300,000         299,893
       5.10%, 9/25/2000.....................................   2,145,000       2,143,479
       5.97%, 9/25/2000.....................................   1,000,000         999,825
       *6.629%, 9/29/2000...................................   5,000,000       4,999,885
       5.78%, 10/10/2000....................................     500,000         499,727
       5.83%, 10/16/2000....................................   1,000,000         999,236
       4.85%, 11/20/2000....................................   1,100,000       1,096,620
       5.89%, 11/24/2000....................................     875,000         874,001
       5.10%, 11/29/2000....................................   1,000,000         997,232
       5.82%, 12/5/2000.....................................   1,000,000         998,833
       4.87%, 12/15/2000....................................   1,000,000         996,059
       8.25%, 12/18/2000....................................     800,000         804,473
       5.10%, 12/29/2000....................................     950,000         945,655
       5.15%, 1/12/2001.....................................   1,000,000         995,024
       5.50%, 2/2/2001......................................   3,600,000       3,583,600
       5.65%, 3/5/2001......................................   1,385,000       1,374,930
                                                                            ------------
                                                                              22,608,472
                                                                            ------------
     FEDERAL FARM CREDIT BANK -- (0.5%)
       6.15%, 4/2/2001......................................   1,305,000       1,297,286
                                                                            ------------
     FEDERAL HOME LOAN BANK -- (12.9%)
       *6.468%, 9/12/2000...................................   5,000,000       5,000,090
       6.125%, 9/20/2000....................................     600,000         600,112
       5.22%, 10/13/2000....................................   1,000,000         998,604
       4.565%, 10/16/2000...................................   1,500,000       1,497,160
       4.395%, 10/23/2000...................................   4,255,000       4,243,946
       6.05%, 11/3/2000.....................................   1,050,000       1,049,514
       6.09%, 11/3/2000.....................................   1,000,000         999,271

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
  FEDERAL AGENCIES -- (CONTINUED)
     FEDERAL HOME LOAN BANK -- (CONTINUED)
       6.20%, 11/3/2000.....................................  $1,000,000    $    999,486
       5.00%, 12/1/2000.....................................     800,000         797,414
       5.84%, 12/1/2000.....................................   3,000,000       2,996,064
       5.97%, 12/1/2000.....................................   1,000,000         999,298
       5.75%, 12/15/2000....................................   1,000,000         998,140
       6.39%, 2/7/2001......................................   4,360,000       4,345,914
       6.465%, 2/16/2001....................................   1,310,000       1,305,954
       5.50%, 3/12/2001.....................................   1,150,000       1,143,357
       6.50%, 3/15/2001.....................................   2,000,000       1,999,400
       6.80%, 4/17/2001.....................................   6,000,000       5,999,999
                                                                            ------------
                                                                              35,973,723
                                                                            ------------
     FREDDIE MAC -- (0.4%)
       5.40%, 1/5/2001......................................   1,000,000         995,337
                                                                            ------------
     SALLIE MAE -- (10.5%)
       *6.472%, 9/21/2000...................................   5,000,000       5,000,000
       6.045%, 11/3/2000....................................   1,000,000         999,443
       *7.022%, 11/13/2000..................................   3,000,000       2,999,823
       *6.852%, 12/21/2000..................................   5,000,000       5,000,000
       *6.672%, 2/15/2001...................................  10,000,000       9,999,999
       *6.718%, 8/9/2001....................................   5,000,000       4,997,747
                                                                            ------------
                                                                              28,997,012
                                                                            ------------
                                                                              89,871,830
                                                                            ------------
  U.S. GOVERNMENT SECURITIES -- (2.2%)
     African Development Bank
       8.625%, 5/1/2001.....................................   5,000,000       5,057,680
     Tennessee Valley Authority
       6.00%, 11/1/2000.....................................     890,000         889,427
                                                                            ------------
                                                                               5,947,107
                                                                            ------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $95,818,937).....                  95,818,937
                                                                            ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
MUNICIPAL BONDS -- (14.7%)
  CALIFORNIA -- (3.5%)
     Inland Empire Solid Waste Financing Authority, Revenue
       Series A, *6.60%, 8/1/2016...........................  $5,000,000    $  5,000,000
     Sacramento County California, Revenue
       *6.549%, 7/1/2022....................................   4,560,000       4,560,000
                                                                            ------------
                                                                               9,560,000
                                                                            ------------
  ILLINOIS -- (2.4%)
     Edward Obligated Group Illinois, Revenue Series B,
       *6.68%, 2/15/2027....................................   2,000,000       2,000,000
     Illinois Student Assistance, Revenue *6.58%,
       12/1/2022............................................   4,700,000       4,700,000
                                                                            ------------
                                                                               6,700,000
                                                                            ------------
  INDIANA -- (0.0%)
     Indiana State Finance Authority, Revenue *6.60%,
       1/1/2009.............................................     100,000         100,000
                                                                            ------------
  NEW YORK -- (5.4%)
     Metropolitan Transportation Authority
       New York Commuter, Revenue
       *6.60%, 7/1/2003.....................................   3,000,000       3,000,000
     New York City Housing Development
       Corporation Multifamily, Revenue
       *6.645%, 6/1/2033....................................   3,000,000       3,000,000
     New York State Housing Financing Agency, Revenue
       *6.65%, 11/1/2030....................................   2,900,000       2,900,000
     New York State Housing Financing Agency, Revenue
       *6.60%, 11/1/2032....................................   5,900,000       5,900,000
                                                                            ------------
                                                                              14,800,000
                                                                            ------------
  TEXAS -- (2.7%)
     Brazos Texas Utility, Revenue
       *6.65%, 12/18/2000...................................   4,735,000       4,735,000
     Texas State Veterans Administration, General Obligation
       *6.60%, 12/1/2009....................................   2,700,000       2,700,000
                                                                            ------------
                                                                               7,435,000
                                                                            ------------

                                   continued

                            LEADER MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 2000

                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
MUNICIPAL BONDS -- (CONTINUED)
  UTAH -- (0.7%)
     Utah State Housing Financing Agency, Revenue Series
       C-I, *6.60%, 7/1/2031................................  $2,000,000    $  2,000,000
                                                                            ------------
TOTAL MUNICIPAL BONDS -- (Cost $40,595,000).................                  40,595,000
                                                                            ------------
WEEKLY DEMAND NOTE -- (1.1%)
  FINANCIAL SERVICES -- (1.1%)
     Everett Clinic *6.65%, 12/1/2018.......................   3,000,000       3,000,000
                                                                            ------------
TOTAL WEEKLY DEMAND NOTE -- (Cost $3,000,000)...............                   3,000,000
                                                                            ------------
SHORT TERM INVESTMENTS -- (0.5%)
  REPURCHASE AGREEMENT -- (0.5%)
     Fifth Third Bank
       6.56%, maturing 9/1/2000 (Collateralized by
          $1,585,787 Fannie Mae, 6.50%, 2/1/2019, Market
          Value-$1,528,583).................................   1,498,611       1,498,611
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $1,498,611)...........                   1,498,611
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $276,573,103) (a) -- 100.1%......                 276,573,103
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%.............                    (386,983)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%..................................                $276,186,120
                                                                            ============

---------------

Percentages indicated are based on net assets of $276,186,120.

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Interest. The rate presented is the rate in effect at August 31, 2000.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              GROWTH &     INTERMEDIATE      TAX-          MONEY
                                               INCOME       GOVERNMENT    EXEMPT BOND      MARKET
                                                FUND        BOND FUND        FUND           FUND
                                            ------------   ------------   -----------   ------------
ASSETS:
Investments in securities, at value (cost
  $100,673,409, $129,882,201, $20,778,441,
  and $275,074,492, respectively).........  $175,749,245   $126,228,650   $21,233,763   $275,074,492
Repurchase agreements (cost $4,955,772,
  $3,876,906, $1,821,744, and $1,498,611,
  respectively)...........................     4,955,772     3,876,906     1,821,744       1,498,611
                                            ------------   ------------   -----------   ------------
  TOTAL INVESTMENTS.......................   180,705,017   130,105,556    23,055,507     276,573,103
                                            ------------   ------------   -----------   ------------
Dividends and interest receivable.........       282,855     1,718,775       314,145       2,067,585
Receivable for investment securities
  sold....................................     1,274,333            --            --              --
Prepaid expenses and other assets.........         8,254         1,597            95           3,922
                                            ------------   ------------   -----------   ------------
  TOTAL ASSETS............................   182,270,459   131,825,928    23,369,747     278,644,610
                                            ------------   ------------   -----------   ------------
LIABILITIES:
Payable for investment securities
  purchased...............................     4,662,894            --     1,022,550       1,097,798
Distributions payable.....................            --       673,455        79,781       1,299,727
Accrued expenses:
  Advisory fees...........................        75,742        45,916         5,675          40,156
  Administration fees.....................         3,859         2,866           479           5,026
  Other...................................            --         2,961           386          15,783
                                            ------------   ------------   -----------   ------------
  TOTAL LIABILITIES.......................     4,742,495       725,198     1,108,871       2,458,490
                                            ------------   ------------   -----------   ------------
NET ASSETS................................  $177,527,964   $131,100,730   $22,260,876   $276,186,120
                                            ============   ============   ===========   ============
COMPOSITION OF NET ASSETS:
Paid-in capital...........................  $ 97,602,499   $135,446,052   $21,690,744   $276,186,479
Accumulated undistributed (distributions
  in excess of) net investment income.....       356,558        (1,371)           --              --
Accumulated net realized gains (losses) on
  investments.............................     4,493,071      (690,400)      114,810            (359)
Net unrealized appreciation (depreciation)
  on investments..........................    75,075,836    (3,653,551)      455,322              --
                                            ------------   ------------   -----------   ------------
NET ASSETS................................  $177,527,964   $131,100,730   $22,260,876   $276,186,120
                                            ============   ============   ===========   ============
Shares of beneficial interest outstanding,
  no par value............................     5,076,748    10,953,188     2,211,221     276,186,479
                                            ============   ============   ===========   ============
Net asset value and redemption price per
  share...................................  $      34.97   $     11.97    $    10.07    $       1.00
                                            ============   ============   ===========   ============
Maximum Sales Charge......................          4.00%         4.00%         4.00%             --
                                            ============   ============   ===========   ============
Maximum offering price (100%/(100%-Maximum
  Sales Charge) of net asset value
  adjusted to the nearest cent) per
  share...................................  $      36.43   $     12.47    $    10.49    $       1.00
                                            ============   ============   ===========   ============

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                         GROWTH &     INTERMEDIATE      TAX-          MONEY
                                          INCOME       GOVERNMENT    EXEMPT BOND     MARKET
                                           FUND        BOND FUND       FUND(A)        FUND
                                        -----------   ------------   -----------   -----------
INVESTMENT INCOME:
Interest income.......................  $   494,733    $5,911,623     $119,619     $11,160,831
Dividend income.......................    2,436,312            --           --              --
                                        -----------    ----------     --------     -----------
  TOTAL INCOME........................    2,931,045     5,911,623      119,619      11,160,831
                                        -----------    ----------     --------     -----------
EXPENSES:
Advisory fees.........................    1,216,860       418,206       11,613         743,725
Administration fees...................      324,497       167,284        4,645         371,891
12b-1 fees............................      405,620       209,104        5,806         464,826
Fund accounting fees..................       52,670        50,588        3,264          57,997
Transfer agent fees...................       32,194        22,451           32          26,344
Trustees' fees and expenses...........       17,181         9,187          333          18,108
Other.................................       91,399        73,900        4,964         204,453
                                        -----------    ----------     --------     -----------
  TOTAL EXPENSES......................    2,140,421       950,720       30,657       1,887,344
  Less: Expenses voluntarily
     reduced/waived...................     (811,240)     (292,744)     (10,451)       (948,247)
                                        -----------    ----------     --------     -----------
  Net expenses........................    1,329,181       657,976       20,206         939,097
                                        -----------    ----------     --------     -----------
NET INVESTMENT INCOME.................    1,601,864     5,253,647       99,413      10,221,734
                                        -----------    ----------     --------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Realized gains (losses) on
  investments.........................    4,615,701      (594,305)     114,810           1,203
Net change in unrealized appreciation
  (depreciation) on investments.......   18,875,140       619,386       33,323              --
                                        -----------    ----------     --------     -----------
Net realized and unrealized gains
  (losses) on investments.............   23,490,841        25,081      148,133           1,203
                                        -----------    ----------     --------     -----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................  $25,092,705    $5,278,728     $247,546     $10,222,937
                                        ===========    ==========     ========     ===========

---------------

(a) For the period July 24, 2000 to August 31, 2000.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2000    AUGUST 31, 1999
                                                            ---------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.....................................   $  1,601,864       $  1,356,565
Net realized gains on investments.........................      4,615,701            610,272
Net change in unrealized appreciation on investments......     18,875,140         30,829,853
                                                             ------------       ------------
Change in net assets resulting from operations............     25,092,705         32,796,690
                                                             ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................     (1,559,669)        (1,179,259)
Net realized gains........................................       (732,902)        (2,809,929)
                                                             ------------       ------------
Change in net assets from shareholder distributions.......     (2,292,571)        (3,989,188)
                                                             ------------       ------------
FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................     44,731,914         55,582,611
Shares issued in reinvestment of distributions............        964,670          2,300,629
Payments for shares redeemed..............................    (36,887,953)       (14,902,534)
                                                             ------------       ------------
Change in net assets from fund share transactions.........      8,808,631         42,980,706
                                                             ------------       ------------
NET INCREASE IN NET ASSETS................................     31,608,765         71,788,208
                                                             ------------       ------------
NET ASSETS:
Beginning of period.......................................    145,919,199         74,130,991
                                                             ------------       ------------
End of period.............................................   $177,527,964       $145,919,199
                                                             ============       ============
SHARE TRANSACTIONS:
Issued....................................................      1,363,647          2,082,954
Reinvested................................................         29,650             82,321
Redeemed..................................................     (1,121,361)          (520,372)
                                                             ------------       ------------
Change in shares..........................................        271,936          1,644,903
                                                             ============       ============

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2000    AUGUST 31, 1999
                                                            ---------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.....................................   $  5,253,647        $ 4,407,797
Net realized gains (losses) on investments................       (594,305)            62,312
Net change in unrealized depreciation on investments......        619,386         (6,124,561)
                                                             ------------        -----------
Change in net assets resulting from operations............      5,278,728         (1,654,452)
                                                             ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................     (5,253,647)        (4,406,645)
In excess of net investment income........................             --             (1,152)
                                                             ------------        -----------
Change in net assets from shareholder distributions.......     (5,253,647)        (4,407,797)
                                                             ------------        -----------
FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................     75,132,348         22,721,191
Shares issued in reinvestment of distributions............        574,323            641,435
Payments for shares redeemed..............................    (25,237,534)        (9,308,084)
                                                             ------------        -----------
Change in net assets from fund share transactions.........     50,469,137         14,054,542
                                                             ------------        -----------
NET INCREASE IN NET ASSETS................................     50,494,218          7,992,293
                                                             ------------        -----------
NET ASSETS:
Beginning of period.......................................     80,606,512         72,614,219
                                                             ------------        -----------
End of period.............................................   $131,100,730        $80,606,512
                                                             ============        ===========
SHARE TRANSACTIONS:
Issued....................................................      6,342,963          1,790,846
Reinvested................................................         48,371             50,162
Redeemed..................................................     (2,131,822)          (734,208)
                                                             ------------        -----------
Change in shares..........................................      4,259,512          1,106,800
                                                             ============        ===========

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                              TAX-EXEMPT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 JULY 24, 2000 TO
                                                                AUGUST 31, 2000(a)
                                                                ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.......................................       $    99,413
Net realized gains on investments...........................           114,810
Net change in unrealized appreciation on investments........            33,323
                                                                   -----------
Change in net assets resulting from operations..............           247,546
                                                                   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................           (99,413)
                                                                   -----------
Change in net assets from shareholder distributions.........           (99,413)
                                                                   -----------
FUND SHARE TRANSACTIONS:
Proceeds from sale of shares................................        23,356,386
Payments for shares redeemed................................        (1,243,643)
                                                                   -----------
Change in net assets from fund share transactions...........        22,112,743
                                                                   -----------
NET INCREASE IN NET ASSETS..................................        22,260,876
                                                                   -----------
NET ASSETS:
Beginning of period.........................................                --
                                                                   -----------
End of period...............................................       $22,260,876
                                                                   ===========
SHARE TRANSACTIONS:
Issued......................................................         2,334,944
Redeemed....................................................          (123,723)
                                                                   -----------
Change in shares............................................         2,211,221
                                                                   ===========

---------------

(a) Period from commencement of operations.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                               MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             YEAR ENDED        JULY 7, 1999 TO
                                                           AUGUST 31, 2000    AUGUST 31, 1999(a)
                                                           ---------------    ------------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income....................................   $  10,221,734        $  1,046,840
Net realized gains (losses) on investments...............           1,203              (1,562)
                                                            -------------        ------------
Change in net assets resulting from operations...........      10,222,937           1,045,278
                                                            -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................................     (10,221,734)         (1,046,840)
                                                            -------------        ------------
Change in net assets from shareholder distributions......     (10,221,734)         (1,046,840)
                                                            -------------        ------------
FUND SHARE TRANSACTIONS:
Proceeds from sale of shares.............................     340,588,905         190,304,944
Shares issued in reinvestment of distributions...........         138,869                  52
Payments for shares redeemed.............................    (230,877,852)        (23,968,439)
                                                            -------------        ------------
Change in net assets from fund share transactions........     109,849,922         166,336,557
                                                            -------------        ------------
NET INCREASE IN NET ASSETS...............................     109,851,125         166,334,995
                                                            -------------        ------------
NET ASSETS:
Beginning of period......................................     166,334,995                  --
                                                            -------------        ------------
End of period............................................   $ 276,186,120        $166,334,995
                                                            =============        ============
SHARE TRANSACTIONS:
Issued...................................................     340,588,905         190,304,944
Reinvested...............................................         138,869                  52
Redeemed.................................................    (230,877,852)        (23,968,439)
                                                            -------------        ------------
Change in shares.........................................     109,849,922         166,336,557
                                                            =============        ============

---------------

(a) Period from commencement of operations.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND FUND DESCRIPTION

LEADER Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994, the LEADER Growth & Income Fund and the LEADER Intermediate Government Bond Fund, one series commenced investment operations on July 7, 1999, the LEADER Money Market Fund, and one series commenced investment operations on July 24, 2000, the LEADER Tax-Exempt Bond Fund (the "Funds").

On September 1, 2000, the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, the Magna Tax-Exempt Bond Fund and the Magna Money Market Fund became the LEADER Growth & Income Fund, the LEADER Intermediate Government Bond Fund, the LEADER Tax-Exempt Bond Fund and the LEADER Money Market Fund, collectively referred to as the LEADER Mutual Funds.

The investment objective of the LEADER Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the LEADER Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital. The investment objective of the LEADER Tax-Exempt Bond Fund is current income that is exempt from federal income tax consistent with preservation of capital. The investment objective of the LEADER Money Market Fund is to maximize current income consistent with preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The variable net asset funds are valued as followed:
Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

The Money Market Fund's securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Dividends and Distributions to Shareholders: The LEADER Intermediate Government Bond Fund, the LEADER Tax-Exempt Bond Fund, and the LEADER Money Market Fund declare dividends from net investment income daily and make payments monthly. The LEADER Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Bank, N.A. ("UPC"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. This fee is 0.75% for the LEADER Growth & Income Fund, 0.50% for the LEADER Intermediate Government Bond Fund, 0.50% for the LEADER Tax-Exempt Bond Fund, and 0.40% for the LEADER Money Market Fund. UPC has voluntarily agreed to reduce its fees with respect to the LEADER Growth & Income Fund to 0.50%, with respect to the LEADER Intermediate Government Bond Fund to 0.40% and with respect to the LEADER Tax-Exempt Bond Fund to 0.30% of daily net assets through August 31, 2000. Also, UPC has voluntarily agreed to reduce its fee for the LEADER Money Market Fund to 0.17% of daily net assets through August 31, 2000. This voluntary reduction has been in effect since September 1, 1995 for the LEADER Growth & Income Fund and the LEADER Intermediate Government Bond Fund; the LEADER Money Market Fund has been in effect since June 1, 1999. For the year ended August 31, 2000, UPC voluntarily waived investment advisory fees of $405,620, $83,640, $4,645, and $427,642 for the

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

LEADER Growth & Income Fund, LEADER Intermediate Government Bond Fund, the LEADER Tax-Exempt Bond Fund, and the LEADER Money Market Fund, respectively.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS serves the Trust as distributor, administrator, transfer agent and fund accountant. Certain officers of the Trust are affiliated with BISYS and such officers are not paid any fees directly by the Funds for serving as officers of the Trust. As administrator, BISYS voluntarily waived administrative fees of $55,779 for the LEADER Money Market Fund for the year ended August 31, 2000.

Each Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the year ended August 31, 2000, BISYS (the "Distributor") voluntarily waived the entire 0.25% for each Fund, amounting to $405,620, $209,104, $5,806, and $464,826 of service fees for the LEADER Growth & Income Fund, the LEADER Intermediate Government Bond Fund, the LEADER Tax-Exempt Bond Fund and the LEADER Money Market Fund, respectively.

BISYS is entitled to receive commissions on sales of shares of the Funds for the year ended August 31, 2000, BISYS received $5,548 of commissions on sales of shares of the Funds, of which $5,302 was allowed to affiliated broker/dealers of the Funds.

Each of the Trust's Trustees who are not affiliated with UPC or BISYS receives an annual fee of $5,000 plus $500 for each meeting attended.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the year ended August 31, 2000 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
LEADER Growth & Income Fund.................................  $34,210,781    $25,709,719
LEADER Intermediate Government Bond Fund....................  $11,322,969    $11,974,193
LEADER Tax-Exempt Bond Fund.................................  $ 4,390,870    $ 1,899,285

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at August 31, 2000 were as follows:

                                                   GROSS           GROSS          NET UNREALIZED
                                                UNREALIZED       UNREALIZED       APPRECIATION
                                    COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                ------------    -----------      -----------       -----------
Growth & Income Fund..........  $105,629,181    $76,808,371      $(1,732,535)      $75,075,836
Intermediate Government Bond
  Fund........................  $133,759,107    $   738,647      $(4,392,198)      $(3,653,551)
Tax-Exempt Bond Fund..........  $ 22,600,185    $   625,016      $  (169,694)      $   455,322
Money Market Fund.............  $276,573,103    $        --      $        --       $        --

5. COMMON TRUST FUND CONVERSION

     On July 24, 2000, the Intermediate Government Bond Fund and the Tax-Exempt Bond Fund issued shares to acquire all of the assets and liabilities of certain common trust funds of UPBNA. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation (depreciation) as of the conversion date.

                                                                     NET ASSET      UNREALIZED
                                                                       VALUE       APPRECIATION
                                          SHARES      NET ASSETS     PER SHARE    (DEPRECIATION)
                                         ---------    -----------    ---------    --------------
Intermediate Government Bond Fund......  4,654,176    $55,151,984     $11.85        $(908,413)
Tax-Exempt Bond Fund...................  1,965,722    $19,657,220     $10.00        $ 421,999

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     At August 31, 2000, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

Intermediate Government Bond Fund..........................  $ 96,095    Expires 2004
                                                                7,256    Expires 2008
                                                             --------
                                                              103,351
                                                             ========
Money Market Fund..........................................  $    359    Expires 2008

     During the year ended August 31, 2000, the following funds declared long-term capital gain distributions as follows:

Growth and Income Fund......................................  $732,902

                              LEADER MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending August 31, 2000:

FUND                                                          CAPITAL LOSS DEFERRED
----                                                          ---------------------
Intermediate Government Bond Fund...........................        $587,050

                              LEADER MUTUAL FUNDS
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                                   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                      2000         1999         1998         1997         1996
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- BEGINNING OF PERIOD...........   $  30.37     $  23.46     $ 22.18      $ 16.42      $ 14.05
                                                    --------     --------     -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................       0.32         0.30        0.23         0.26         0.24
Net realized and unrealized gains on
  investments....................................       4.75         7.53        1.72         6.12         2.39
                                                    --------     --------     -------      -------      -------
Total income from investment operations..........       5.07         7.83        1.95         6.38         2.63
                                                    --------     --------     -------      -------      -------
LESS DISTRIBUTIONS:
Net investment income............................      (0.32)       (0.27)      (0.25)       (0.25)       (0.23)
Net realized gain from investments...............      (0.15)       (0.65)      (0.42)       (0.37)       (0.03)
                                                    --------     --------     -------      -------      -------
Total dividends and distributions................      (0.47)       (0.92)      (0.67)       (0.62)       (0.26)
                                                    --------     --------     -------      -------      -------
NET ASSET VALUE -- END OF PERIOD.................   $  34.97     $  30.37     $ 23.46      $ 22.18      $ 16.42
                                                    ========     ========     =======      =======      =======
Total return(a)..................................      16.80%       33.73%       8.84%       39.59%       18.77%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period ($000's)............   $177,528     $145,919     $74,131      $70,276      $39,995
Ratio of expenses to average net assets..........       0.82%        0.87%       0.99%        1.06%        1.27%
Ratio of net investment income to average net
  assets.........................................       0.99%        1.05%       0.96%        1.36%        1.56%
Ratio of expenses to average net assets without
  fee waivers(b).................................       1.32%        1.37%       1.49%        1.56%        1.77%
Ratio of net investment income to average net
  assets without fee waivers(b)..................       0.49%        0.55%       0.46%        0.86%        1.06%
Portfolio turnover rate..........................         17%           9%         26%          17%          31%

--------------------------------------------------------------------------------

(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED
                                                   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                      2000         1999         1998         1997         1996
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- BEGINNING OF PERIOD...........   $  12.04     $ 13.00      $ 12.61      $ 12.43      $ 12.75
                                                    --------     -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................       0.74        0.72         0.76         0.79         0.76
Net realized and unrealized gains (losses) on
  investments....................................      (0.07)      (0.96)        0.39         0.19        (0.32)
                                                    --------     -------      -------      -------      -------
Total income from investment operations..........       0.67       (0.24)        1.15         0.98         0.44
                                                    --------     -------      -------      -------      -------
LESS DISTRIBUTIONS:
Net investment income............................      (0.74)      (0.72)       (0.76)       (0.79)       (0.76)
In excess of net investment income...............         --          --           --        (0.01)          --
                                                    --------     -------      -------      -------      -------
Total dividends and distributions................      (0.74)      (0.72)       (0.76)       (0.80)       (0.76)
                                                    --------     -------      -------      -------      -------
NET ASSET VALUE -- END OF PERIOD.................   $  11.97     $ 12.04      $ 13.00      $ 12.61      $ 12.43
                                                    ========     =======      =======      =======      =======
Total return(a)..................................       5.86%      (1.97%)       9.33%        7.96%        3.48%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period ($000's)............   $131,101     $80,607      $72,614      $64,459      $56,764
Ratio of expenses to average net assets..........       0.79%       0.82%        0.90%        0.96%        1.05%
Ratio of net investment income to average net
  assets.........................................       6.28%       5.69%        5.92%        6.15%        5.97%
Ratio of expenses to average net assets without
  fee waivers(b).................................       1.14%       1.17%        1.25%        1.31%        1.40%
Ratio of net investment income to average net
  assets without fee waivers(b)..................       5.93%       5.34%        5.57%        5.80%        5.62%
Portfolio turnover rate..........................         14%         16%          32%          19%          20%

--------------------------------------------------------------------------------

(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                              TAX-EXEMPT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              JULY 24, 2000*
                                                                 THROUGH
                                                                AUGUST 31,
                                                                   2000
                                                              --------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................     $ 10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        0.05
Net realized and unrealized gains (losses) on investments...        0.07
                                                                 -------
Total income from investment operations.....................        0.12
                                                                 -------
LESS DISTRIBUTIONS:
Net investment income.......................................       (0.05)
                                                                 -------
Total dividends and distributions...........................       (0.05)
                                                                 -------
NET ASSET VALUE -- END OF PERIOD............................     $ 10.07
                                                                 =======
Total return(a).............................................        1.16%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period ($000's).......................     $22,261
Ratio of expenses to average net assets.....................        0.87%(d)
Ratio of net investment income to average net assets........        4.26%(d)
Ratio of expenses to average net assets without fee
  waivers(b)................................................        1.32%(d)
Ratio of net investment income to average net assets without
  fee waivers(b)............................................        3.81%(d)
Portfolio turnover rate.....................................           9%

--------------------------------------------------------------------------------

* Commencement of operations.

(a) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) Not annualized.

(d) Annualized.

                       See notes to financial statements.

                              LEADER MUTUAL FUNDS
                               MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 YEAR       JULY 7, 1999*
                                                                ENDED          THROUGH
                                                              AUGUST 31,     AUGUST 31,
                                                                 2000           1999
                                                              ----------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................   $  1.000       $  1.000
                                                               --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.055          0.007
                                                               --------       --------
Total income from investment operations.....................      0.055          0.007
                                                               --------       --------
LESS DISTRIBUTIONS:
Net investment income.......................................     (0.055)       (0.007)
                                                               --------       --------
Total dividends and distributions...........................     (0.055)       (0.007)
                                                               --------       --------
NET ASSET VALUE -- END OF PERIOD............................   $  1.000       $  1.000
                                                               ========       ========
Total return(a).............................................       5.60%          0.67%(c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, at end of period ($000's).......................   $276,186       $166,335
Ratio of expenses to average net assets.....................       0.51%          0.51%(d)
Ratio of net investment income to average net assets........       5.50%          4.35%(d)
Ratio of expenses to average net assets without fee
  waivers(b)................................................       1.02%          1.02%(d)
Ratio of net investment income to average net assets without
  fee waivers(b)............................................       4.99%          3.84%(d)

--------------------------------------------------------------------------------

* Commencement of operations.

(a) Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(c) Not annualized.

(d) Annualized.

                       See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of the LEADER Mutual Funds

     In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LEADER Growth & Income Fund, LEADER Intermediate Government Bond Fund, LEADER Tax-Exempt Bond Fund, and LEADER Money Market Fund (separate portfolios constituting the LEADER Mutual Funds, formerly known as the Magna Funds, hereafter referred to as the "Funds") at August 31, 2000, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
October 18, 2000

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

      INVESTMENT ADVISER
      Union Planters Bank, National Association
      One South Church Street
      Suite 500
      Belleville, Illinois 62220

      ADMINISTRATOR & DISTRIBUTOR
      BISYS Fund Services, L.P.
      3435 Stelzer Road
      Columbus, Ohio 43219

      TRANSFER AND DIVIDEND PAYING AGENT
      BISYS Fund Services, Inc.
      3435 Stelzer Road
      Columbus, Ohio 43219

      CUSTODIAN
      Union Planters Bank, National Association
      One South Church Street
      Suite 500
      Belleville, Illinois 62220

      INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      100 East Broad Street
      Columbus, Ohio 43215

      LEGAL COUNSEL
      Ropes & Gray
      One International Place
      Boston, Massachusetts 02110

                               TABLE OF CONTENTS

                                             PAGE
                                             ----
Letter to Shareholders.....................    1
Portfolio Manager Report...................    2
Schedule of Portfolio Investments..........    8
Statements of Assets and Liabilities.......   29
Statements of Operations...................   30
Statements of Changes in Net Assets........   31
Notes to Financial Statements..............   35
Financial Highlights.......................   40
Report of Independent Accountants..........   44

                                   QUESTIONS?
             Call 1-800-219-4182 or your investment representative.

                            Leader Mutual Funds Logo
                                LEADER GROWTH &
                                  INCOME FUND

                              LEADER INTERMEDIATE
                                GOVERNMENT BOND
                                      FUND

                               LEADER TAX-EXEMPT
                                   BOND FUND

                                  LEADER MONEY
                                  MARKET FUND
                                ---------------

                                 ANNUAL REPORT
                                AUGUST 31, 2000
                                ---------------
   BISYS FUND SERVICES IS THE DISTRIBUTOR FOR THE LEADER MUTUAL FUNDS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.